Contractual Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contractual Commitments [Line Items]
Contractual commitments	$ 1,398,652,000
Total obligation related to operating leases	57,700,000
Minimum rental income expected to receive in three years	7,700,000
Total rental expense	4,900,000	6,100,000	7,000,000
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	968,837,000
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
Contractual commitments	185,219,000
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
Contractual commitments	8,022,000
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
Contractual commitments	$ 186,883,000